Other non-current financial assets (Details)		12 Months Ended
	Nov. 06, 2020 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 23, 2020 GBP (£)	Nov. 06, 2020 USD ($)	Dec. 31, 2019 GBP (£)
Other Non-current Financial Assets [Abstract]
Long-term security deposits		£ 786,000			£ 2,532,000
Prepayments		3,427,000			1,858,000
Other		197,000			0
Other non-current financial assets		4,410,000			£ 4,390,000
Repayment of security deposit		£ 1,800,000
Other Noncurrent Assets [Member]
Other Non-current Financial Assets [Abstract]
Amount due under settlement agreement			£ 146,000
Oxford Debt Agreement [Member]
Other Non-current Financial Assets [Abstract]
Facilities fee	£ 51,000
Debt instrument face amount | $				$ 50,000,000